Net interest income (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Net interest income
Loans	SFr 2,400	SFr 2,191
Investment securities	29	14
Trading assets	5,282	5,566
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,328	1,103
Other	1,107	1,006
Interest and dividend income	10,146	9,880
Deposits	(466)	(479)
Short-term borrowings	(62)	(52)
Trading liabilities	(2,307)	(2,387)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(640)	(523)
Long-term debt	(1,745)	(1,726)
Other	(107)	(143)
Interest expense	(5,327)	(5,310)
Net interest income	SFr 4,819	SFr 4,570